MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Amortized cost
Due in one year or less
Due after five through ten years	$ 14,833
Due after ten years	16,057
Total	$ 36,618	$ 22,047
Fair value
Due in one year or less
Due after five through ten years	$ 14,878
Due after ten years	15,990
Total	$ 36,979	22,480
HELD TO MATURITY, Weighted average yield
Due in one year or less
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years
Due after five through ten years	$ 446
Due after ten years	162,193
Total	$ 162,639	215,335
Fair value
Due in one year or less
Due after one through five years
Due after five through ten years	$ 462
Due after ten years	162,803
Total	$ 163,265	$ 215,016
HELD TO MATURITY, Weighted average yield
Due in one year or less
Due after one through five years
Due after five through ten years	1.62%
Due after ten years	1.35%
Total	1.35%